Subsidiaries (Details)	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 ILS (₪)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Subsidiaries:
Issued capital | €	€ 5,905,000				€ 4,926,000
Nyxoah Ltd
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | ₪		₪ 1.00
Nyxoah Pty Ltd
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | $			$ 100
Nyxoah Inc
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | $				$ 1.00
Nyxoah GmbH
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | €	€ 25,000